Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Payment Two [Member]
Registration Payment Arrangement [Line Items]
Payment | $	$ 101,520
Payment description	Obtained approval from ethical committee	Obtained approval from ethical committee
Payment Two [Member] | Europe [Member]
Registration Payment Arrangement [Line Items]
Payment | €		€ 86,777
Payment Three [Member]
Registration Payment Arrangement [Line Items]
Payment | $	$ 101,520
Payment description	Data collection has commenced	Data collection has commenced
Payment Three [Member] | Europe [Member]
Registration Payment Arrangement [Line Items]
Payment | €		€ 86,777
Payment Four [Member]
Registration Payment Arrangement [Line Items]
Payment | $	$ 152,281
Payment description	First half of the participants are tested	First half of the participants are tested
Payment Four [Member] | Europe [Member]
Registration Payment Arrangement [Line Items]
Payment | €		€ 130,166
Payment Five [Member]
Registration Payment Arrangement [Line Items]
Payment | $	$ 50,760
Payment description	Completion of data collection and delivery of final report	Completion of data collection and delivery of final report
Payment Five [Member] | Europe [Member]
Registration Payment Arrangement [Line Items]
Payment | €		€ 43,885
Payment One [Member]
Registration Payment Arrangement [Line Items]
Payment | $	$ 101,520
Payment description	Upon signing the Study Agreement and was paid in December 2020	Upon signing the Study Agreement and was paid in December 2020
Payment One [Member] | Europe [Member]
Registration Payment Arrangement [Line Items]
Payment | €		€ 86,777